NOTE 6 - LEASES	9 Months Ended
May 31, 2019
Leases [Abstract]
NOTE 6 - LEASES

NOTE 6 – LEASES

The Company has operating leases for corporate offices and employees’ accommodation. These leases have remaining lease terms of 1 year to 3 years. The Company has elected to not recognize lease assets and liabilities for leases with a term less than twelve months.

Operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The discount rate used to calculate present value is incremental borrowing rate or, if available, the rate implicit in the lease. The Company determines the incremental borrowing rate for each lease based primarily on its lease term in Malaysia which is approximately 5%.

Operating lease expenses were $162,462 and $nil for the nine months ended May 31, 2019 and for the period from April 2, 2018 (Inception) to August 31 2018.

The undiscounted future minimum lease payment schedule as follows:

For the year ending August 31,
2019 (excluding the nine months ended May 31, 2019)	$83,638
2020	285,268
2021	128,199
2022	29,307
Thereafter	-
Total	$526,412